Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

12      Income Taxes

The income tax provision for continuing operations consisted of the following for the respective years:

In millions	2011	2010	2009
Current:
Federal	$1,807	$1,884	$1,761
State	338	344	397

	2,145	2,228	2,158

Deferred:
Federal	101	(44)	38
State	12	(5)	4

	113	(49)	42

Total	$2,258	$2,179	$2,200

The following table is a reconciliation of the statutory income tax rate to the Company’s effective income tax rate for continuing operations for the respective years:

	2011	2010	2009
Statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal tax benefit	3.9	4.1	4.5
Other	0.4	0.6	0.6
Subtotal	39.3	39.7	40.1
Recognition of previously unrecognized tax benefits	—	(0.8)	(2.8)

Effective income tax rate	39.3%	38.9%	37.3%

The following table is a summary of the significant components of the Company’s deferred tax assets and liabilities as of December 31:

In millions	2011	2010
Deferred tax assets:
Lease and rents	$325	$325
Inventories	77	69
Employee benefits	253	261
Allowance for doubtful accounts	112	96
Retirement benefits	114	99
Net operating losses	6	6
Other	315	307

Total deferred tax assets	1,202	1,163
Deferred tax liabilities:
Depreciation and amortization	(4,552)	(4,307)

Net deferred tax liabilities	$(3,350)	$(3,144)

Net deferred tax assets (liabilities) are presented on the consolidated balance sheets as follows as of December 31:

In millions	2011	2010
Deferred tax assets—current	$503	$511
Deferred tax liabilities—noncurrent	(3,853)	(3,655)

Net deferred tax liabilities	$(3,350)	$(3,144)

The Company believes it is more likely than not the deferred tax assets will be realized during future periods.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

In millions	2011	2010	2009
Beginning balance	$35	$61	$257
Additions based on tax positions related to the current year	3	1	1
Additions based on tax positions related to prior years	13	2	12
Reductions for tax positions of prior years	—	(10)	(6)
Expiration of statutes of limitation	(7)	(16)	(155)
Settlements	(6)	(3)	(48)

Ending balance	$38	$35	$61

The Company and its subsidiaries are subject to U.S. federal income tax as well as income tax of numerous state and local jurisdictions. Substantially all material income tax matters have been concluded for fiscal years through 2006. The Company and its subsidiaries anticipate that a number of income tax examinations will conclude and statutes of limitation for open years will expire over the next twelve months, which may cause a utilization or reduction of the Company’s reserve for uncertain tax positions of up to approximately $10 million.

During 2011, the Internal Revenue Service (the “IRS”) completed an examination of the Company’s 2010 consolidated U.S. income tax return pursuant to the Compliance Assurance Process (“CAP”) program. The CAP program is a voluntary program under which taxpayers seek to resolve all or most issues with the IRS prior to or soon after the filing of their U.S. income tax returns, in lieu of being audited in the traditional manner. The IRS is currently examining the Company’s 2011 consolidated U.S. income tax year pursuant to the CAP program. The Company and its subsidiaries are also currently under income tax examinations by a number of state and local tax authorities. As of December 31, 2011, no examination has resulted in any proposed adjustments that would result in a material change to the Company’s results of operations, financial condition or liquidity.

The Company recognizes interest accrued related to unrecognized tax benefits and penalties in income tax expense. During the years ended December 31, 2011, 2010 and 2009, the Company recognized interest of approximately $2 million, $3 million and $5 million, respectively. The Company had approximately $8 million and $11 million accrued for interest and penalties as of December 31, 2011 and 2010, respectively.

There are no material reserves established at December 31, 2011 for income tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. If present, such items would impact deferred tax accounting, not the annual effective income tax rate, and would accelerate the payment of cash to the taxing authority to an earlier period.

The total amount of unrecognized tax benefits that, if recognized, would affect the effective income tax rate is approximately $25 million, after considering the federal benefit of state income taxes.